FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - Notional amounts of financial instrument with off-balance sheet credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument with off-balance sheet credit risk	$ 240,275	$ 186,959
Commitments to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument with off-balance sheet credit risk	42,625	18,641
Letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument with off-balance sheet credit risk	1,546	2,004
Unadvanced portions of loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional amounts of financial instrument with off-balance sheet credit risk	$ 196,104	$ 166,314